S000058077 [Member] Investment Strategy - Royce Quant Small-Cap Quality Value ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of quality value small-cap companies. The fund’s subadviser, Royce & Associates, LP (Royce & Associates, LP primarily conducts its business under the name Royce Investment Partners (“Royce” or the “subadviser”)) uses a proprietary methodology to identify companies that meet its “quality value” criteria. For purposes of the Fund’s 80% policy, small-cap companies are companies with market capitalizations less than or equal to the market capitalization of the largest company in the Russell 2000 Index (“Russell 2000”) as of its most recent reconstitution ($9.586 billion as of May 31, 2026). In addition, for purposes of the fund’s 80% policy, the subadviser defines “quality value” companies as those which possess one or more investment criteria including, but not limited to:
•	Free cash flow yield above the median of the Russell 2000
•	Earnings yield above the median of the Russell 2000
•	Return on invested capital above the median of the Russell 2000
•	Return on assets above the median of the Russell 2000
Royce uses a quantitative investment process that seeks to identify stocks Royce believes have relatively attractive valuation, profitability, and/or debt coverage (i.e., available cash flow to pay current debt obligations) as compared with other stocks included in the investment universe. The fund’s investment universe includes common stocks of U.S.-headquartered companies listed on U.S. exchanges, and excludes royalty companies, American depositary receipts and global depositary receipts, master limited partnerships, stocks with a share price less than or equal to $1.00 at the time of purchase, and stocks deemed by Royce to have insufficient trading volume. The universe is then refined to include stocks with market capitalizations not greater than that of the largest company in the Russell 2000 as of its most recent reconstitution based on descending market capitalization at the time of investment. From that universe, real estate investment trusts are excluded.
From the universe of eligible companies, Royce selects securities using its proprietary, rules-based multi-factor scoring system, with all factors described herein measured and determined by Royce, in an effort to identify “quality value” companies, as defined by Royce, relative to other companies within the same market sector. Royce ranks the securities in the investment universe within each sector according to the quality value factors, which yields a model score that determines the securities that are selected for inclusion in the fund’s portfolio. Sector allocations are determined by the number of companies in each sector.
After the securities are scored by quality value factors, each security’s momentum score, which is based on the price performance over the most recent 30 days, is used to determine the timing of when the security may be bought or sold for the fund (i.e., the momentum score is used by Royce to try to determine the opportune time to buy or sell). For example, if a security selected for inclusion in the fund’s portfolio according to the quality value factors has exhibited high momentum, Royce may temporarily delay purchasing such security. Conversely, if a security selected for removal from the fund’s portfolio according to the quality value factors has exhibited high momentum, Royce will typically sell such security as soon as is practicable.
Position weights of securities within the fund’s portfolio are determined by Royce after consideration of a company’s fundamentals including book value, revenue, free cash flow, and dividends paid. By using fundamental factors to weight stocks rather than market capitalization, Royce seeks to have lower exposure to overvalued companies while still maintaining broad diversification within the fund’s portfolio. Royce generally seeks to limit the weight of individual securities in the fund’s portfolio to no more than 3% of its net assets and to limit sector exposures within the portfolio to no more than 25% of its net assets, each measured at the time of investment. Although the fund primarily invests in equity securities of small-capitalization companies, the fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations.
Royce’s proprietary, rules-based multi-factor scoring system may incorporate information and data obtained from third-party providers as supplementary to Royce’s own proprietary research and analysis. Royce has the right to change the third-party service providers that support this process at any time.
Royce may seek to sell a security if: (i) the security no longer meets its criteria to be considered “quality value”; (ii) the security reaches its position size limit in the fund’s portfolio; (iii) there are adverse policy changes that could affect the security’s outlook; or (iv) better investment opportunities become available. The fund may engage in active and frequent trading to achieve its investment objective, resulting in high portfolio turnover.